CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details 2) (USD $)	Dec. 31, 2014	May 31, 2014	May 08, 2014	May 07, 2014	Dec. 31, 2013
Ordinary shares, par value (in dollars per share)	$ 0.000025				$ 0.000025
Ordinary shares, shares authorized	0	10,000,000,000			1,775,094,830
Ordinary shares, shares issued	0		1,399,170,937	1,000,551,482	1,000,551,482
Ordinary shares, shares outstanding	0				900,551,482
Series A Convertible Preferred Stock
Convertible preferred shares, par value (in dollars per share)	$ 0.000025				$ 0.000025
Convertible preferred shares, shares authorized	0				102,409,639
Convertible preferred shares, shares issued	0				102,409,639
Convertible preferred shares, shares outstanding	0				102,409,639
Series B Convertible Preferred Stock
Convertible preferred shares, par value (in dollars per share)	$ 0.000025				$ 0.000025
Convertible preferred shares, shares authorized	0				122,495,531
Convertible preferred shares, shares issued	0				122,495,531
Convertible preferred shares, shares outstanding	0				122,495,531
Class A Ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.000025		0.000025
Ordinary shares, shares authorized	7,600,000,000	7,600,000,000			0
Ordinary shares, shares issued	288,988,560				0
Ordinary shares, shares outstanding	260,045,912				0
Class B Ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.000025
Ordinary shares, shares authorized	1,400,000,000	1,400,000,000			0
Ordinary shares, shares issued	1,127,614,152	224,905,170			0
Ordinary shares, shares outstanding	1,095,456,652				0
Kingsoft
Ordinary shares, par value (in dollars per share)	$ 0.000025				$ 0.000025
Ordinary shares, shares authorized	0				1,775,094,830
Ordinary shares, shares issued	0				1,000,551,482
Ordinary shares, shares outstanding	0				900,551,482
Kingsoft | Series A Convertible Preferred Stock
Convertible preferred shares, par value (in dollars per share)	$ 0.000025				$ 0.000025
Convertible preferred shares, shares authorized	0				102,409,639
Convertible preferred shares, shares issued	0				102,409,639
Convertible preferred shares, shares outstanding	0				102,409,639
Kingsoft | Series B Convertible Preferred Stock
Convertible preferred shares, par value (in dollars per share)	$ 0.000025				$ 0.000025
Convertible preferred shares, shares authorized	0				122,495,531
Convertible preferred shares, shares issued	0				122,495,531
Convertible preferred shares, shares outstanding	0				122,495,531
Kingsoft | Class A Ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.000025				$ 0.000025
Ordinary shares, shares authorized	7,600,000,000				0
Ordinary shares, shares issued	288,988,560				0
Ordinary shares, shares outstanding	260,045,912				0
Kingsoft | Class B Ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.000025				$ 0.000025
Ordinary shares, shares authorized	1,400,000,000				0
Ordinary shares, shares issued	1,127,614,152				0
Ordinary shares, shares outstanding	1,095,456,652				0